Portfolio of Investments
Columbia Greater China Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 21.6%
Entertainment 1.9%
NetEase, Inc., ADR	6,167	2,361,344
Interactive Media & Services 19.7%
58.Com, Inc., ADR(a)	17,576	843,824
Tencent Holdings Ltd.	437,200	23,676,946
Total		24,520,770
Total Communication Services		26,882,114
Consumer Discretionary 39.2%
Diversified Consumer Services 5.8%
New Oriental Education & Technology Group, Inc., ADR(a)	23,226	2,786,191
TAL Education Group, ADR(a)	77,785	4,391,741
Total		7,177,932
Hotels, Restaurants & Leisure 1.2%
Galaxy Entertainment Group Ltd.	80,000	546,843
Melco Resorts & Entertainment Ltd., ADR	56,233	901,415
Total		1,448,258
Household Durables 1.7%
Haier Smart Home Co., Ltd., Class A	203,800	474,226
Hangzhou Robam Appliances Co., Ltd., Class A(a)	79,200	378,363
Midea Group Co., Ltd., Class A	152,575	1,265,981
Total		2,118,570
Internet & Direct Marketing Retail 24.2%
Alibaba Group Holding Ltd., ADR(a)	112,645	23,361,446
JD.com, Inc., ADR(a)	73,929	4,016,563
Meituan Dianping, Class B(a),(b)	140,800	2,681,683
Total		30,059,692
Specialty Retail 1.4%
China International Travel Service Corp., Ltd., Class A	57,700	820,370
Topsports International Holdings Ltd.	240,000	343,319
Zhongsheng Group Holdings Ltd.	119,000	615,685
Total		1,779,374
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 4.9%
Li Ning Co., Ltd.	643,000	2,178,318
Shenzhou International Group Holdings Ltd.	322,800	3,884,386
Total		6,062,704
Total Consumer Discretionary		48,646,530
Consumer Staples 6.9%
Beverages 4.3%
China Resources Beer Holdings Co., Ltd.	246,000	1,311,825
Kweichow Moutai Co., Ltd., Class A	15,700	3,009,345
Wuliangye Yibin Co., Ltd., Class A	49,200	1,024,016
Total		5,345,186
Food Products 2.6%
China Mengniu Dairy Co., Ltd.(a)	718,000	2,589,662
Foshan Haitian Flavouring & Food Co., Ltd., Class A	40,023	647,316
Total		3,236,978
Total Consumer Staples		8,582,164
Energy 0.8%
Oil, Gas & Consumable Fuels 0.8%
CNOOC Ltd.	833,500	952,242
Total Energy		952,242
Financials 10.2%
Banks 5.2%
China Construction Bank Corp., Class H	3,989,340	3,146,366
China Merchants Bank Co., Ltd., Class H	306,000	1,441,891
Industrial & Commercial Bank of China Ltd., Class H	2,901,000	1,879,029
Total		6,467,286
Insurance 5.0%
AIA Group Ltd.	154,800	1,270,255
Ping An Insurance Group Co. of China Ltd., Class H	499,500	4,943,116
Total		6,213,371
Total Financials		12,680,657
Columbia Greater China Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.4%
Biotechnology 2.6%
BeiGene Ltd., ADR(a)	4,650	769,761
CStone Pharmaceuticals(a)	414,000	421,397
Zai Lab Ltd., ADR(a)	28,373	2,110,951
Total		3,302,109
Life Sciences Tools & Services 3.5%
WuXi AppTec Co., Ltd., Class H	167,532	1,781,923
Wuxi Biologics Cayman, Inc.(a)	163,500	2,581,953
Total		4,363,876
Pharmaceuticals 3.3%
China Animal Healthcare Ltd.(a),(c),(d)	1,050,000	0
CSPC Pharmaceutical Group Ltd.	658,000	1,297,111
Jiangsu Hengrui Medicine Co., Ltd., Class A	60,377	666,386
Sino Biopharmaceutical Ltd.	1,320,500	2,086,564
Total		4,050,061
Total Health Care		11,716,046
Industrials 3.9%
Commercial Services & Supplies 2.1%
Country Garden Services Holdings Co., Ltd.(a)	543,000	2,572,737
Electrical Equipment 0.4%
Zhuzhou CRRC Times Electric Co., Ltd., Class H	194,200	505,313
Machinery 0.8%
Techtronic Industries Co., Ltd.	117,000	1,020,695
Transportation Infrastructure 0.6%
Shanghai International Airport Co., Ltd., Class A	70,800	720,293
Total Industrials		4,819,038
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 2.2%
Software 2.2%
Glodon Co., Ltd., Class A	92,900	748,020
Kingdee International Software Group Co., Ltd.(a)	755,000	1,343,404
OneConnect Financial Technology Co., Ltd., ADR(a)	50,835	638,996
Total		2,730,420
Total Information Technology		2,730,420
Materials 2.9%
Chemicals 1.5%
Skshu Paint Co., Ltd.	116,800	1,903,973
Construction Materials 1.4%
China Resources Cement Holdings Ltd.	1,338,000	1,690,453
Total Materials		3,594,426
Real Estate 1.1%
Real Estate Management & Development 1.1%
China Resources Land Ltd.	346,000	1,379,783
Total Real Estate		1,379,783
Total Common Stocks (Cost $56,533,995)		121,983,420

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(e),(f)	2,768,527	2,768,804
Total Money Market Funds (Cost $2,768,769)		2,768,804
Total Investments in Securities (Cost: $59,302,764)		124,752,224
Other Assets & Liabilities, Net		(528,147)
Net Assets		124,224,077

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2020, the total value of these securities amounted to $2,681,683, which represents 2.16% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2020, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2020.
2	Columbia Greater China Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	635,836	34,666,531	(32,533,597)	34	2,768,804	2,295	29,311	2,768,527
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Greater China Fund | Quarterly Report 2020	3